Contingent Liabilities and Financial Commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses	$ 2,762,000,000	$ 2,741,000,000	$ 2,856,000,000
Settlement cash payments	2,918,000,000	$ 917,000,000	$ 4,612,000,000
Bottom of Range | 2020 and Thereafter
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	2,900,000,000
Projected settlement cash payments	$ 2,600,000,000